Warrant Liability	Jun. 30, 2025
June 30, 2025
Warrant Liability

Note 8 – Warrant Liability

The Company evaluated the Warrants in accordance with the guidance at ASC 480 and ASC 815-40, and determined that the Warrants are precluded from being considered indexed to the entity’s own stock, resulting in the Warrants being classified as a liability. The measurement of fair value of the Warrants was determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of issuance (i.e., share price of $0.02, exercise price of $0.02, term of three years, volatility of 298.6%, risk-free rate of 3.80%, and expected dividend rate of 0%).

September 30, 2025
Warrant Liability

Note 8 – Warrant Liability

The Company evaluated the Warrants in accordance with the guidance at ASC 480 and ASC 815-40 and determined that the Warrants are precluded from being considered indexed to the entity’s own stock, resulting in the Warrants being classified as a liability. The measurement of fair value of the Warrants was determined utilizing a Black-Scholes model considering all relevant assumptions current at the date of issuance (i.e., share price of $0.02, exercise price of $0.02, term of three years, volatility of 298.6%, risk-free rate of 3.80%, and expected dividend rate of 0%).

A roll forward of the warrant liability is as follows:

Balance at June 30, 2025	$802,589
Change in fair value of warrant liability	(517,381)
Balance at September 30, 2025	$285,208